Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit (expense):
Current income tax benefit (expense)	$ (12)	$ (4)
Deferred income tax benefit (expense)	(51)	24
Total income tax benefit (expense) included in other comprehensive income (loss)	(63)	20
Deferred income tax benefit (expense)	9	9
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ (54)	$ 29